Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable future minimum lease payments	$ 678
Rent expense under operating leases, including co-location arrangements	734	$ 570	$ 465
Other non-cancelable contractual obligations	1,700
Unused letters of credit	752
Property, Plant and Equipment | Construction in progress
Commitments and Contingencies Disclosure [Line Items]
Leases recorded on the balance sheet during the period	422
Other Noncurrent Liabilities
Commitments and Contingencies Disclosure [Line Items]
Leases recorded as non-current liabilities on the balance sheet during the period	$ 422